SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN DOMESTIC EQUITY FUNDS II and

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen Equity Income Fund (the “Fund”)

                Effective immediately, the sections of the Fund's prospectuses entitled "Fund Facts" and "The Funds’ Portfolio Managers" are revised to reflect the following:

Walter T. McCormick, CFA, is the lead portfolio manager and Gary Mishuris, CFA, is a  portfolio manager of the Fund.

Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity group at EIMC. He originally joined a predecessor of EIMC in 1984. Mr. McCormick joined David L. Babson & Co., Inc. in 1998 and retired from there in April 2000. From April 2000 to March of 2002 he managed private portfolios. He rejoined EIMC in March 2002.

Mr. Mishuris is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team at EIMC. He has been with Evergreen or one of its predecessors since 2004. From 2001 to 2004, Mr. Mishuris was an Equity Research Associate with Fidelity Investments.

II.            Evergreen Fundamental Large Cap Fund; Evergreen VA Fundamental Large Cap Fund     (each a "Fund"; together the “Funds”)

                Effective immediately, the sections of the Funds' prospectuses entitled "Fund Facts" and "The Funds’ Portfolio Managers" are revised to reflect the following:

Walter T. McCormick, CFA, is the lead portfolio manager and Emory W. (Sandy) Sanders, Jr., CFA, is a portfolio manager of the Funds.

Mr. McCormick is a Senior Vice President, Senior Portfolio Manager and head of the Large Cap Value and Core Equity group at EIMC. He originally joined a predecessor of EIMC in 1984. Mr. McCormick joined David L. Babson & Co., Inc. in 1998 and retired from there in April 2000. From April 2000 to March of 2002 he managed private portfolios. He rejoined EIMC in March 2002. Mr. McCormick has managed the Fund since 2002.

Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team at EIMC. He has been with Evergreen or one of its predecessors and in the investment management field since 1997.

July 2, 2007	580115 (7/07)